PRINCIPAL ACCOUNTING POLICIES - Key agreements with the VIEs (Details)	12 Months Ended
Dec. 31, 2024
Financial information of the group's VIEs
Loan agreement initial term	10 years
Loan agreement renewable term	10 years
Shareholders of our consolidated affiliated Chinese entities, except for Qunar Beijing | Amended and restated exclusive option agreements
Financial information of the group's VIEs
Term of exclusive option agreements	10 years
Term of automatic renewal of exclusive option agreements	10 years
Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information | Amended and Restated Technical Consulting and Services Agreement
Financial information of the group's VIEs
Term of technical consulting and services agreements	10 years
Term of automatic renewal of technical consulting and services agreements	10 years
Written notice period required to be served for the termination of agreements	30 days
Qunar Software | Loan Agreements
Financial information of the group's VIEs
Notice period for termination of agreement	15 days
Qunar and Qunar Software | Equity option agreement
Financial information of the group's VIEs
Written notice period for termination of agreement	30 days